FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of gross holding losses and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gains	Fair Value
June 30, 2021	Liquid Treasury Money Market Fund	1	$139,188,838	$0	$139,188,838
December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021) (1)	1	$139,152,937	$2,063	$139,155,000

Schedule of assets and liabilities that are measured at fair value on a recurring basis

				Fair value at
			Fair value at	December 31,
Liabilities:	Warrant Liabilities	Level	June 30, 2021	2020
	Warrant Liability	3	$12,330,000	$3,452,400
	Convertible Promissory Notes – Related Party	3	1,350,000	500,000
(1)	The Company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

				Gross
			Amortized	Holding
Assets:	Held-To-Maturity Securities	Level	Cost	Gains	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 01/07/2021)(1)	1	$139,152,937	$2,063	$139,155,000

December 31, 2019	U.S. Treasury Securities (Matured on 4/16/2020)	1	$138,414,259	$26,719	$138,440,978

			December 31,	December 31,
Liabilities:	Warrant Liabilities	Level	2020	2019
	Private Placement Warrants	3	$3,452,400	$1,972,800
(1)	The company notes that the U.S. Treasury Securities were reinvested with the funds from the previously matured securities

Schedule of key inputs

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.80%	0.28%
Dividend yield	0.00%	0.00%
Implied volatility	40.04%	15.4%
Exercise price	$11.50	$11.50
Market Stock Price	$10.00	$10.20

	October 22, 2019
	(Initial	December	December
Input	Measurement)	31, 2019	31, 2020
Risk-free interest rate	1.61%	1.70%	0.28%
Dividend yield	0.00%	0.00%	0.00%
Implied volatility	7.3%	8.6%	15.4%
Exercise price	$11.50	$11.50	$11.50
Market Stock Price	$9.80	$9.80	$10.20

Schedule of changes in the fair value of warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Warrants
Fair value as of December 31, 2020	$3,452,400
Change in valuation inputs or other assumptions	8,877,600
Fair value as of June 30, 2021	$12,330,000

Private Placement
Warrants
Fair value as of October 22, 2019	$—
Initial measurement on October 22, 2019 (IPO)	1,356,300
Change in valuation inputs or other assumptions	616,500
Fair value as of December 31, 2019	1,972,800
Change in valuation inputs or other assumptions	1,479,600
Fair value as of December 31, 2020	$3,452,400